Stock-based Compensation - Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield (%)	0.00%	0.00%
Expected volatility	64.00%	50.00%
Risk-free interest rate	4.00%	4.10%
Share-Based Payment Arrangement, Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average fair values at the measurement date (grant date) (in usd per share)			$ 23.36
Dividend yield (%)			0.00%
Expected volatility (%), minimum			61.00%
Expected volatility (%), maximum			72.00%
Risk-free interest rate (%), minimum			0.50%
Risk-free interest rate (%), maximum			1.40%
Share-Based Payment Arrangement, Option | Weighted Average
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average share price (USD per share)			$ 6.79